INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flow from operating activities:
Net income (loss)	$ 4,056	$ (3,808)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	5,135	5,775
Loss from sale of property and equipment, net	30	20
Stock-based compensation expense	1,977	1,435
Decrease in accrued severance pay and pensions, net	(344)	(369)
Increase in trade receivables, net	(6,910)	(4,173)
Decrease (increase) in other accounts receivables and prepaid expenses (including other long-term assets)	551	(3,056)
Decrease in operating lease right-of-use assets	1,897	1,873
Decrease in inventory, net of write off	4,059	449
Increase (decrease) in trade payables	(3,955)	1,339
Increase (decrease) in other accounts payable and accrued expenses (including other long-term liabilities)	2,326	(1,706)
Decrease in operating lease liability	(2,518)	(4,071)
Increase in deferred revenues	386	1,303
Net cash provided by (used in) operating activities	6,690	(4,989)
Cash flow from investing activities:
Purchase of property and equipment	(5,472)	(5,368)
Purchase of intangible assets, net	(1,837)	(437)
Net cash used in investing activities	(7,309)	(5,805)
Cash flow from financing activities:
Proceeds from exercise of stock options	30	113
Proceeds from bank credits and loans, net	2,050	17,100
Net cash provided by financing activities	2,080	17,213
Translation adjustments on cash and cash equivalents	120	94
Increase in cash and cash equivalents	1,581	6,513
Cash and cash equivalents at the beginning of the period	22,948	17,079
Cash and cash equivalents at the end of the period	$ 24,529	$ 23,592